UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.


Institutional Investment Manager Filing this Report:

Name:  Ken Roberts Investment Management Inc.
Address:  601 W. Riverside Avenue, Suite 1670
                  Spokane, WA  99201

13F File Number:  28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

  Kenneth Melvin Roberts        Spokane, Washington        August 1, 1999

Report Type (Check only one.):

[X]                       13F HOLDING REPORT
[  ]                       13F NOTICE
[  ]                       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                             FORM 13F INFORMATION TABLE
               Titl            Value             InvstVoting Authority
Name of Issuer Clas  CUSIP    (x$1000) Shares    Dscre(c) None

3 Com Corp     Com 885535104       3320124400 Sh Sole 124400
Actel CorporatiCom 004934105       5051342450 Sh Sole 342450
Advanced Polyme
Systems Inc.   Com 00754G102        207 29639 Sh Sole  29639
American ExpresCom 025816109        375  2882 Sh Sole   2882
Anadarko PetrolCom 032511107       3206 87100 Sh Sole  87100
Autozone Inc.  Com 053332102       3677122045 Sh Sole 122045
Bristol Myers SCom 110122108        207  2934 Sh Sole   2934
Browning FerrisCom 115885105       4173 97050 Sh Sole  97050
Building Materi
Holding Corp.  Com 120113105        769 66900 Sh Sole  66900
Cabletron SysteCom 126920107       1843141750 Sh Sole 141750
Cascade NaturalCom 147339105        652 34300 Sh Sole  34300
Chevron Corp   Com 166751107        417  4388 Sh Sole   4388
Citigroup      Com 172967101       5601117925 Sh Sole 117925
Clorox CompanieCom 189054109        320  3000 Sh Sole   3000
Data I/O       Com 237690102         20 15850 Sh Sole  15850
EEX CorporationCom 26842V108       1176169498 Sh Sole 169498
Emerson ElectriCom 291011104       1058 16812 Sh Sole  16812
Equity Oil CorpCom 294749106         79 70600 Sh Sole  70600
Exxon          Com 302290101        347  4500 Sh Sole   4500
FLIR Systems InCom 302445101        967 63920 Sh Sole  63920
First Industria
Trust Inc.     Com 32054K103        973 35450 Sh Sole  35450
General ElectriCom 369604103        718  6356 Sh Sole   6356
Halliburton Co.Com 406216101       2866 63335 Sh Sole  63335
Hartford Steam Boiler
Insp. & Ins. CoCom 40428N109        509 12350 Sh Sole  12350
HealthSouth CorCom 421924101       4341291850 Sh Sole 291850
Hewlett PackardCom 428236103       7362 73255 Sh Sole  73255
Home Properties
New York       Com 437306103       1519 55000 Sh Sole  55000
ICOS Corp.     Com 449295104       1697 41580 Sh Sole  41580
Immunex Corp.  Com 452528102        573  4500 Sh Sole   4500
Intel CorporatiCom 458140100       9074152505 Sh Sole 152505
International B
Machines       Com 459200101        634  4902 Sh Sole   4902
International RCom 460254105       1868140350 Sh Sole 140350
JP Realty      Com 46624A106       1141 55500 Sh Sole  55500
Kaneb Services Com 484170105        426100300 Sh Sole 100300
Kemper Intermed
Gov't Trust    Com 488413105        381 53900 Sh Sole  53900
Keytronic Corp.Com 493144109        561 99700 Sh Sole  99700
LTV CorporationCom 501921100       4060612900 Sh Sole 612900
Managed MunicipCom 561662107        348 32771 Sh Sole  32771
Merck & CompanyCom 589331107        340  4613 Sh Sole   4613
Microsoft CorpoCom 594918104      17792197275 Sh Sole 197275
NCH CorporationCom 628850109        391  7900 Sh Sole   7900
Newmont Mining Com 651639106        503 25299 Sh Sole  25299
Officemax Inc. Com 67622M108       3713309425 Sh Sole 309425
Oracle Corp    Com 68389X105       3427 92300 Sh Sole  92300
Pathogenesis CoCom 70321E104        226 15900 Sh Sole  15900
Pfizer Inc.    Com 717081103        215  1975 Sh Sole   1975
Putnam Master
Intermediate InCom 746909100        151 20847 Sh Sole  20847
Qualcomm Inc.  Com 747525103       6013 41900 Sh Sole  41900
Ragen MacKenzieCom 750642100       1786150400 Sh Sole 150400
Rouse Co.      Com 779273101       1525 60100 Sh Sole  60100
Safeco         Com 786429100       7583171850 Sh Sole 171850
Schlumberger LtCom 806857108       3567 56000 Sh Sole  56000
Semitool       Com 816909105        510 53000 Sh Sole  53000
Shurgard Storag
Inc. Cl A      Com 82567D104       2851105119 Sh Sole 105119
Smith Barney In
Mun. Fund Inc. Com 831802103        294 30972 Sh Sole  30972
St Jude MedicalCom 790849103       1603 45000 Sh Sole  45000
Starbucks Corp.Com 855244109       4138110150 Sh Sole 110150
Sunshine Mining
& Refining Co. Com 867833105          4 11250 Sh Sole  11250
Tenet Healthcare
Corporation    Com 88033G100       4916264850 Sh Sole 264850
Trinet Corporate
Realty Trust   Com 896287109       1860 67190 Sh Sole  67190
Union Pacific CCom 907818108       2053 35200 Sh Sole  35200
Union Pacific RCom 907834105       1211 74205 Sh Sole  74205
Wal-Mart StoresCom 931142103       7852162733 Sh Sole 162733
Washington Federal
Savings & Loan Com 938824109       1602 71400 Sh Sole  71400
Washington Mutual
Savings Bank   Com 939322103       4200118100 Sh Sole 118100
Western Investment
Real Estate TruCom 958468100       1133 97460 Sh Sole  97460
Wolverine WorldCom 978097103       2696192600 Sh Sole 192600

Avista Corp PfdConv.
Conv $1.24     Pref05379B503        190 11200 Sh Sole  11200

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  68

Form 13F Information Table Va $      156,861